S000010795 [Member] Expense Example - Columbia Select Large Cap Equity Fund	Feb. 28, 2025 USD ($)
Columbia Select Large Cap Equity Fund Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	1,607
Columbia Select Large Cap Equity Fund Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,030
Columbia Select Large Cap Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	662
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,128
Expense Example, with Redemption, 10 Years	1,821
Columbia Select Large Cap Equity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	562
Expense Example, with Redemption, 5 Years	982
Expense Example, with Redemption, 10 Years	1,956
Columbia Select Large Cap Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,030
Columbia Select Large Cap Equity Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	971
Columbia Select Large Cap Equity Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	$ 901